Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 3,521		$ 3,535	$ 10,554	$ 10,441
Non-interest revenue	4,041		3,654	10,059	8,759
Total Revenue	7,562	$ 6,076	7,189	20,613	19,200
Total provision for credit losses	(70)	60	1,054	146	2,521
Insurance claims, commissions and changes in policy benefit liabilities	984	(283)	1,189	1,302	1,708
Depreciation and amortization	384		400	1,169	1,211
Other non-interest expense	3,300		3,044	10,537	9,418
Income Before Provision for Income Taxes	2,964	1,890	1,502	7,459	4,342
Provision for (recovery of) income taxes	689	587	270	1,864	829
Reported net income (loss)	2,275	$ 1,303	1,232	5,595	3,513
Average Assets	970,243		977,764	973,804	935,517
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	71		446	441	1,183
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(141)		608	(295)	1,338
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,660		1,509	4,849	4,561
Non-interest revenue	581		453	1,633	1,443
Total Revenue	2,241		1,962	6,482	6,004
Total provision for credit losses	94		570	382	1,219
Depreciation and amortization	131		126	390	385
Other non-interest expense	915		835	2,582	2,539
Income Before Provision for Income Taxes	1,101		431	3,128	1,861
Provision for (recovery of) income taxes	286		112	812	481
Reported net income (loss)	815		319	2,316	1,380
Average Assets	265,639		252,028	259,813	251,325
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	101		257	404	607
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(7)		313	(22)	612
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,048		1,107	3,194	3,287
Non-interest revenue	304		292	935	912
Total Revenue	1,352		1,399	4,129	4,199
Total provision for credit losses	(62)		332	(116)	680
Depreciation and amortization	119		137	365	427
Other non-interest expense	570		615	1,689	1,903
Income Before Provision for Income Taxes	725		315	2,191	1,189
Provision for (recovery of) income taxes	172		52	514	236
Reported net income (loss)	553		263	1,677	953
Average Assets	125,840		140,615	128,722	139,196
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	(9)		109	17	365
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(53)		223	(133)	315
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	247		229	723	672
Non-interest revenue	2,179		2,255	4,795	4,727
Total Revenue	2,426		2,484	5,518	5,399
Total provision for credit losses	(2)		8	(7)	17
Insurance claims, commissions and changes in policy benefit liabilities	984		1,189	1,302	1,708
Depreciation and amortization	66		73	213	220
Other non-interest expense	847		764	2,547	2,417
Income Before Provision for Income Taxes	531		450	1,463	1,037
Provision for (recovery of) income taxes	130		109	358	261
Reported net income (loss)	401		341	1,105	776
Average Assets	48,053		46,308	47,761	45,234
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses			1	3	4
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(2)		7	(10)	13
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	696		952	2,242	2,503
Non-interest revenue	888		576	2,454	1,445
Total Revenue	1,584		1,528	4,696	3,948
Total provision for credit losses	(94)		137	(106)	595
Depreciation and amortization	68		64	201	179
Other non-interest expense	850		761	2,432	2,256
Income Before Provision for Income Taxes	760		566	2,169	918
Provision for (recovery of) income taxes	202		140	565	210
Reported net income (loss)	558		426	1,604	708
Average Assets	367,900		379,131	371,046	370,363
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	(19)		79	20	205
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(75)		58	(126)	390
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(130)		(262)	(454)	(582)
Non-interest revenue	89		78	242	232
Total Revenue	(41)		(184)	(212)	(350)
Total provision for credit losses	(6)		7	(7)	10
Depreciation and amortization				1,287
Other non-interest expense	118		69	(1,492)	303
Income Before Provision for Income Taxes	(153)		(260)		(663)
Provision for (recovery of) income taxes	(101)		(143)	(385)	(359)
Reported net income (loss)	(52)		(117)	(1,107)	(304)
Average Assets	162,811		159,682	166,462	129,399
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	(2)			(3)	2
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	$ (4)		$ 7	$ (4)	$ 8